Summary of Significant Accounting Policies - Summary of the Group's Safeguard Program Payable Movement Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Accounting Policies [Line Items]
Safeguard program payable, Opening balance	$ 17,950
Safeguard program payable, ending balance		$ 17,950
Safeguard Program
Summary Of Accounting Policies [Line Items]
Safeguard program payable, Opening balance	17,950	19,511	$ 18,555
Liability arising from new business		65,971	80,264
Net payouts during the year	$ (17,950)	(71,541)	(82,293)
Release on expiration		(12,594)	(9,564)
Contingent liability		16,175	13,805
Foreign exchange gains		428	(1,256)
Safeguard program payable, ending balance		$ 17,950	$ 19,511